Condensed Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 401	$ 375	$ 1,170	$ 1,112	$ 1,453	$ 1,478	$ 1,359
Cost of sales	(308)	(287)	(900)	(858)	(1,125)	(1,136)	(1,043)
Gross profit	93	88	270	254	328	342	316
Selling, general and administrative expenses	(57)	(50)	(161)	(148)	(197)	(200)	(193)
Operating profit	36	38	109	106	131	142	123
Loss on extinguishment of debt			(15)	(1)	(1)		(1)
Other income (loss), net	(1)	2	(3)	2	2	4	1
Interest expense	(15)	(16)	(58)	(48)	(63)	(67)	(65)
Income from continuing operations before income tax provision, equity in income (loss), net of tax and noncontrolling interest	20	24	33	59	69	79	58
Income tax provision	(9)	(10)	(16)	(24)	(48)	(38)	(30)
Equity in income (loss), net of tax	(2)	1	(2)	1	1		1
Net income from continuing operations	9	15	15	36	22	41	29
Income (loss) from discontinued operations, net of tax		(10)	(1)	(57)	(124)	(113)	1
Net income (loss)	9	5	14	(21)	(102)	(72)	30
Less: net income attributable to noncontrolling interest, net of tax		1		1	1	1	6
Net income (loss) attributable to the Company	$ 9	$ 4	$ 14	$ (22)	$ (103)	$ (73)	$ 24